EATON VANCE EMERGING MARKETS LOCAL INCOME FUND
EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND
EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND
EATON VANCE INTERNATIONAL MULTI-MARKET LOCAL INCOME FUND
EATON VANCE STRATEGIC INCOME FUND
Supplement to Prospectus dated March 1, 2011

1. The following replaces the third paragraph under "Information About the Funds" in "Shareholder Account Features":

Each Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. Each Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal and calendar quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each month end is posted to the website approximately one month after such month end. Each Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end and each Fund may also post performance attribution as of a month end or more frequently if deemed appropriate.

March 21, 2011	5060-03/11	GMIIFPS

EATON VANCE MULTI-STRATEGY ABSOLUTE RETURN FUND Supplement to Prospectus dated March 1, 2011

1. The following replaces the third paragraph under "Information About the Funds" in "Shareholder Account Features":

The Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. The Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal and calendar quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each calendar quarter end is posted to the website 30 days after such quarter end (month end holdings are posted approximately one month after month end for Multi-Sector Option Strategy Portfolio). The Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end and the Fund may also post performance attribution as of a month end or more frequently if deemed appropriate.

March 21, 2011